Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis	The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2023 and 2024:
		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2023	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	69,797	-	69,797	-
Available-for-sale debt investments	68,011	-	-	68,011
Equity securities with readily determinable fair values	102	102	-	-
Total assets	137,910	102	69,797	68,011

Liabilities:
Derivative liabilities	10,701	-	-	10,701
		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2024	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	-	-	-	-
Available-for-sale debt investments	58,465	-	-	58,465
Equity securities with readily determinable fair values	39	39	-	-
Total assets	58,504	39	-	58,465

Liabilities:
Derivative liabilities	5,721	-	-	5,721

Schedule of Roll Forward of Major Level 3 Investments	The roll forward of major Level 3 investments are as following:
	Derivative liabilities	Available- for-sale debt investments

Fair value of Level 3 investments as at March 31, 2021	9,996	71,357
New addition	-	16,000
Reclassification of forward exchange contracts	746	-
Unrealized fair value change of the derivative liabilities	(1,656)	-
Unrealized fair value change of the available-for-sale debt investments	-	(12,491)
Fair value of Level 3 investments as at March 31, 2022	9,086	74,866
Reclassification of forward exchange contracts	(651)	-
Unrealized fair value change of the derivative liabilities	2,266	-
Unrealized fair value change of the available-for-sale debt investments	-	(6,427)
Disposal of available-for-sale debt investments	-	(428)
Fair value of Level 3 investments as at March 31, 2023	10,701	68,011
Reclassification of forward exchange contracts	(6,014)
Unrealized fair value change of the derivative liabilities	1,034	-
Unrealized fair value change of the available-for-sale debt investments	-	(3,546)
Disposal of available-for-sale debt investments	-	(6,000)
Fair value of Level 3 investments as at March 31, 2024	5,721	58,465

Schedule of Significant Unobservable Inputs	The significant unobservable inputs adopted in the valuation as of March 31, 2023 and 2024:
	As of March 31,	As of March 31,
	2023	2024

Implied price to sales after discount for lack of marketability	1.04x	0.95x
Weighted average cost of capital	n.a.	n.a.
Lack of marketability discount	20%	20%, 28%, 32%
Risk-free rate	2.60%, 2.31%, 2.19%	1.87%, 2.08%, 2.17%
Expected volatility	47.19%, 43.65%, 32.08%	41.55%, 43.47%, 45.49%
Probability	Liquidation scenario: 35%, 40% Redemption scenario: 35%, 40% IPO scenario: 30%, 20%	Liquidation scenario: 40%, 35% Redemption scenario: 40%, 35% IPO scenario: 20%, 30%

Schedule of Fair Value of Derivative Liabilities	The significant unobservable inputs adopted in the valuation as of March 31, 2023 and 2024 are as follows:
	As of March 31,	As of March 31,
	2023	2024

Spot price (US$)	5.90	5.90
Risk-free rate	3.83%	4.91%
Expected volatility	61.13%	58.28%
Expected expiry years (in years)	2.60	1.60